Significant Agreements - Research Innovation Fund ("RIF") Financing (Details) (Imported) € in Millions	1 Months Ended		9 Months Ended			12 Months Ended
	Aug. 31, 2020 EUR (€)	Aug. 31, 2013 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Schedule of Equity Method Investments [Line Items]
Debt			$ 37,534,000			$ 35,087,000
Issuance Costs		$ 11,000,000	0		$ 330,000	329,000	$ 289,000
Research Innovation Fund Financing [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from RIF	€ 10.0		11,600,000	€ 10.0		$ 12,300,000
Debt	€ 15.0		$ 17,400,000					€ 15.0	€ 18.4
Interest rate	6.35%		6.35%					6.35%
Investments interest rate	15.00%		15.00%					15.00%
Annual interest rate in connection with transaction	3.175%		3.175%	3.175%		3.175%
Long term debt term	8 years		8 years					8 years
Equity interest held by related party						22.00%
Minority interest, net of issuance cost			$ 11,300,000					€ 10.0
Issuance Costs			400,000			$ 400,000
Accretion of noncontrolling interest			300,000		500,000
Foreign currency translation loss			$ 700,000		$ 100,000	$ 500,000